Marketable securities and other investments	12 Months Ended
Mar. 31, 2016
Marketable securities and other investments

8.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2015 and 2016 are as follows:

	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥153,933	¥232,814	¥1,425	¥385,322
Debt securities	68,420	1,534	337	69,617
Held-to-maturity:
Commercial paper*	802	—	—	802
Other debt securities	4,729	46	—	4,775

Total	¥227,884	¥234,394	¥1,762	¥460,516

*	Commercial paper are included in “Cash and cash equivalents” totaling ¥802 million.

	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥145,893	¥184,204	¥667	¥329,430
Debt securities	85,426	1,730	179	86,977
Held-to-maturity:
Commercial paper*	5,432	—	—	5,432
Other debt securities	5,461	105	2	5,564

Total	¥242,212	¥186,039	¥848	¥427,403

*	Commercial paper are included in “Cash and cash equivalents” totaling ¥433 million and “Short-term investments” totaling ¥4,999 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2015 and 2016 are as follows:

	March 31, 2015
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,248	¥1,417	¥45	¥8
Debt securities	15,013	322	135	15
Held-to-maturity:
Debt securities	—	—	—	—

	March 31, 2016
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,180	¥505	¥623	¥162
Debt securities	14,396	100	6,122	79
Held-to-maturity:
Debt securities	305	2	—	—

In the ordinary course of business, NTT Group maintains equity securities as long-term investment accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥67,088 million and ¥59,512 million at March 31, 2015 and 2016, respectively. As these investments are not quoted at market prices, a reasonable estimate of fair value could not be made without incurring excessive costs. Accordingly, NTT Group believes that it is not practicable to disclose estimated fair values of these cost method investments. Unless NTT Group identifies events or changes in circumstances that may have had a significant adverse effect on the fair value of these investments, the fair value of such cost method investments is not estimated. NTT Group did not evaluate fair values of investment securities with an aggregate carrying amount of ¥64,960 million and ¥58,176 million for impairment at March 31, 2015 and 2016, respectively.

Proceeds, gross realized gains and losses from sales of available-for-sale securities, which were included in “Other, net” of “Other income (expenses)” in the consolidated statements of income, for each of the three years in the period ended March 31, 2016 are as follows:

	2014	2015	2016
	Millions of yen
Proceeds	¥4,074	¥10,117	¥35,091
Gross realized gains	2,345	5,158	22,095
Gross realized losses	49	875	101

Maturities of debt securities classified as held-to-maturity at March 31, 2015 and 2016 are as follows.

	March 31, 2015		March 31, 2016
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥1,968	¥1,972	¥6,524	¥6,525
Due after 1 year through 5 years	1,624	1,629	825	832
Due after 5 years through 10 years	1,638	1,650	3,244	3,293
Due after 10 years	301	326	300	346

Total	¥5,531	¥5,577	¥10,893	¥10,996